RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Costs [Abstract]
Reconciliation of the costs incurred

The following is a reconciliation of the costs incurred to December 31, 2012:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Balance at beginning of the year	$-	$-	$-
Incurred	1,383	-	72
Paid	(42)	-	-
Adjustments	-	-	-
Balance at the end of the year	$1,341	$-	$72

Summary of costs by income statement classification
The following is a summary of costs by income statement classification:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Administrative	$279	$-	$21
Sales and marketing	41	-	-
Customer support and operations	643	-	22
Research and development	420	-	29
Total	$1,383	$-	$72